VARIABLE INTEREST ENTITIES AND OTHER INVESTMENTS IN SIGNIFICANT AFFILIATES, Balance Sheets of VIEs (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Balance for the Noncontrolling Interest [Abstract]
Balance - beginning of fiscal year		$ 7,148
Payments to noncontrolling interest shareholders		(1,323)	$ (54)	$ (49)
Noncontrolling interest expense	$ (152)	208	709	(2,425)
Currency translation	(16,428)	22,952	(36,382)	25,927
Balance - end of fiscal year	(269)		7,148
Intercompany Amounts With Other Consolidated Entities [Abstract]
Cash and cash equivalents	196,662	202,079	178,055
Restricted cash	2,459	48,447	0
Inventories	82,419	81,160	121,308
Prepaid expenses and other current assets	29,527		44,009
Total current assets	524,151		565,513
Investment in unconsolidated affiliates	110,058		118,203
Property and equipment, net	876,754	931,700	1,834,180
Right-of-use assets	305,962		0
Goodwill	0	0	18,436	19,907
Other assets	128,336		116,267
Total assets	1,945,261		2,652,599
Accounts payable	52,110		99,573
Accrued interest	832		17,174
Current maturities of long-term debt	45,739		1,418,630
Total current liabilities	297,978		1,668,851
Long-term debt, less current maturities	515,385		8,223
Accrued pension liabilities	17,855		25,726
Other liabilities and deferred credits	4,490		26,229
Deferred taxes	22,775		111,203
Long-term operating lease liabilities	224,595		0
Bristow Aviation Holdings Limited
Balance for the Noncontrolling Interest [Abstract]
Balance - beginning of fiscal year	1,332	1,253	1,358	1,226
Payments to noncontrolling interest shareholders	0	(37)	(54)	(49)
Noncontrolling interest expense	21	31	55	50
Currency translation	(62)	85	(106)	131
Balance - end of fiscal year	1,291	$ 1,332	1,253	$ 1,358
Intercompany Amounts With Other Consolidated Entities [Abstract]
Cash and cash equivalents	110,385		83,499
Restricted cash	1,686		0
Accounts receivable	297,962		307,864
Inventories	55,166		85,977
Prepaid expenses and other current assets	27,851		36,646
Total current assets	493,050		513,986
Investment in unconsolidated affiliates	575		3,087
Property and equipment, net	285,142		281,944
Right-of-use assets	54,333		0
Goodwill	0		18,436
Other assets	196,996		229,902
Total assets	1,030,096		1,047,355
Accounts payable	497,867		442,187
Accrued liabilities	91,220		113,905
Accrued interest	2,697,878		2,399,704
Current maturities of long-term debt	7,904		85,287
Total current liabilities	3,294,869		3,041,083
Long-term debt, less current maturities	441,665		384,369
Accrued pension liabilities	17,855		25,726
Other liabilities and deferred credits	0		4,810
Deferred taxes	0		37,063
Long-term operating lease liabilities	38,228		0
Total Liabilities	$ 3,792,617		$ 3,493,051